Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Other Receivables [Line Items]
Balance at beginning of the year	$ 341	2,121	2,453
Provision	86	538	183	1,097
Write-off of accounts receivable	(372)	(2,318)	(515)
Balance at the end of the year	$ 55	341	2,121	2,453